Document and Entity Information	Mar. 08, 2022
Cover [Abstract]
Entity Registrant Name	AZEK Co Inc.
Amendment Flag	false
Entity Central Index Key	0001782754
Document Type	8-K
Document Period End Date	Mar. 08, 2022
Current Fiscal Year End Date	--09-30
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39322
Entity Tax Identification Number	90-1017663
Entity Address, Address Line One	1330 W Fulton Street 350
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	877
Local Phone Number	275-2935
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	AZEK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false